Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 49,670,000	$ 308,430,000	$ 10,110,000	$ 36,680,000	$ 690,000	$ 405,580,000
CONVENTIONAL [Member]
Total	970,000	2,790,000	1,060,000			4,820,000
DUVERNAY [Member]
Total	470,000	5,350,000	550,000	30,890,000		37,260,000
LLOYDMINSTER [Member]
Total	5,690,000	34,050,000	3,020,000	2,790,000		45,550,000
PEACE RIVER [Member]
Total	6,030,000	152,590,000	3,290,000	$ 3,000,000		164,910,000
VIKING [Member]
Total	5,200,000	11,890,000	$ 2,190,000		150,000	19,430,000
USA [Member]
Total	$ 31,310,000	$ 101,760,000			$ 540,000	$ 133,610,000